Legal Proceedings and Contingent Liabilities	6 Months Ended
Jun. 30, 2020
Legal Proceedings and Contingent Liabilities
Legal Proceedings and Contingent Liabilities

5   Legal proceedings and contingent liabilities

AstraZeneca is involved in various legal proceedings considered typical to its business, including litigation and investigations relating to product liability, commercial disputes, infringement of intellectual property rights, the validity of certain patents, anti-trust law and sales and marketing practices. The matters discussed below constitute the more significant developments since publication of the disclosures concerning legal proceedings in the Company's Annual Report and Form 20-F Information 2019 (the Disclosures). Unless noted otherwise below or in the Disclosures, no provisions have been established in respect of the claims discussed below.

As discussed in the Disclosures, for the majority of claims in which AstraZeneca is involved, it is not possible to make a reasonable estimate of the expected financial effect, if any, that will result from ultimate resolution of the proceedings. In these cases, AstraZeneca discloses information with respect only to the nature and facts of the cases, but no provision is made.

In cases that have been settled or adjudicated, or where quantifiable fines and penalties have been assessed and which are not subject to appeal, or where a loss is probable and we are able to make a reasonable estimate of the loss, AstraZeneca records the loss absorbed or makes a provision for its best estimate of the expected loss. The position could change over time and the estimates that the Company made, and upon which the Company has relied in calculating these provisions are inherently imprecise. There can, therefore, be no assurance that any losses that result from the outcome of any legal proceedings will not exceed the amount of the provisions that have been booked in the accounts. The major factors causing this uncertainty are described more fully in the Disclosures and herein.

AstraZeneca has full confidence in, and will vigorously defend and enforce, its intellectual property.

Matters disclosed in respect of the second quarter of 2020 and to 30 July 2020

Patent litigation

Tagrisso

US patent proceedings

As previously disclosed, in February 2020, in response to Paragraph IV notices from multiple abbreviated new drug application (ANDA) filers, AstraZeneca filed patent infringement lawsuits in the US District Court for the District of Delaware. In its complaint, AstraZeneca alleged that a generic version of Tagrisso, if approved and marketed, would infringe a US Orange Book-listed Tagrisso patent.  The trial is scheduled for May 2022.

Faslodex

Patent proceedings outside the US

In Italy, Actavis Group Ptc ehf and Actavis Italy S.p.A. filed actions alleging that the Italian part of European Patent No. EP 1,250,138 (the ‘138 patent) and European Patent Nos. EP 2,266,573 (the ‘573 patent) are invalid. In July 2018, the Court of Turin determined that the ‘138 patent is invalid.  In July 2019, the Court of Milan determined that the ‘573 patent is invalid.  AstraZeneca appealed both decisions.  In June 2020, the Court of Appeal of Turin upheld the invalidity decision as to the ‘138 patent.  Patent infringement and patent-invalidity proceedings are ongoing against various parties.

In Russia, in July 2020, following a challenge to the validity of the Faslodex formulation patent by ZAO BIOCAD (Biocad), the Russian Patent Office maintained the patent as valid and dismissed the opposition filed by Biocad.

Symbicort

US patent proceedings

As previously disclosed, AstraZeneca has ANDA litigation against Mylan Pharmaceuticals Inc. (Mylan) and 3M Company (3M) in the US District Court for the Northern District of West Virginia. In the action, AstraZeneca alleges that the defendants’ generic versions of Symbicort, if approved and marketed, would infringe various AstraZeneca patents. Mylan and 3M allege that their proposed generic product does not infringe the asserted patents and/or that the asserted patents are invalid and/or unenforceable. In July 2020, AstraZeneca added Kindeva Drug Delivery L.P. as a defendant in the case.  The trial of the matter is scheduled for October 2020.

Product liability litigation

Nexium and Losec/Prilosec

As previously disclosed, in the US, AstraZeneca is defending various lawsuits brought in federal and state courts involving multiple plaintiffs claiming that they have been diagnosed with various injuries following treatment with proton pump inhibitors (PPIs), including Nexium and Prilosec. The vast majority of those lawsuits relate to allegations of kidney injuries.  In particular, in May 2017, counsel for a group of such plaintiffs claiming that they have been diagnosed with kidney injuries filed a motion with the Judicial Panel on Multidistrict Litigation (JPML) seeking the transfer of any currently pending federal court cases as well as any similar, subsequently filed cases to a coordinated and consolidated pre-trial multidistrict litigation (MDL) proceeding. In August 2017, the JPML granted the motion and consolidated the pending federal court cases in an MDL proceeding in federal court in New Jersey for pre-trial purposes.  A trial in the MDL has been scheduled for November 2021.  In addition to the MDL cases, there are cases filed in several state courts around the US.

In addition, AstraZeneca has been defending lawsuits involving allegations of gastric cancer following treatment with PPIs.  All but one of these claims is filed in the MDL.  One claim is filed in the US District Court for the Middle District of Louisiana, where the court has scheduled a trial for March 2022.

Commercial litigation

Amplimmune

As previously disclosed, in June 2017, AstraZeneca was served with a lawsuit filed by the stockholders' agents for Amplimmune, Inc. (Amplimmune) in Delaware State Court that alleged, among other things, breaches of contractual obligations relating to a 2013 merger agreement between AstraZeneca and Amplimmune. Trial of the matter was held in February 2020 and post-trial oral argument is scheduled for August 2020.

Array

In  December  2017,  AstraZeneca  was  served  with  a complaint filed in New York State court by Array BioPharma, Inc. (Array) alleging breaches of contractual obligations relating to a 2003 collaboration agreement between AstraZeneca and Array. In June 2020, an appeal court denied AstraZeneca’s motion for an early dismissal of the case, allowing the case to continue towards trial. No trial date has been set.

Anti-Terrorism Act Civil Lawsuit

As previously disclosed, in October 2017, AstraZeneca and certain other pharmaceutical and/or medical device companies were named as defendants in a complaint, filed in the US District Court for the District of Columbia (the District Court) by US nationals (or their estates, survivors, or heirs) who were killed or wounded in Iraq between 2005 and 2011, that alleged that the defendants violated the US Anti-Terrorism Act and various state laws by selling pharmaceuticals and medical supplies to the Iraqi Ministry of Health. In July 2020, the District Court granted AstraZeneca’s and its co-defendants’ jointly filed motion and dismissed the lawsuit in its entirety.

Ocimum lawsuit

In December 2017, AstraZeneca was served with a complaint filed by Ocimum Biosciences, Ltd. (Ocimum) in the Superior Court for the State of Delaware that alleges, among other things, breaches of contractual obligations and misappropriation of trade secrets, relating to a now terminated 2001 licensing agreement between AstraZeneca and Gene Logic, Inc. (Gene Logic), the rights to which Ocimum purports to have acquired from Gene Logic. In December 2019, the court granted AstraZeneca’s motion for summary judgment and dismissed the case. Ocimum has appealed.

Government investigations/proceedings

Synagis

Litigation in New York

As previously disclosed, in the US, in June 2011, MedImmune received a demand from the US Attorney’s Office for the Southern District of New York requesting certain documents related to the sales and marketing activities of Synagis. In July 2011, MedImmune received a similar court order to produce documents from the Office of the  Attorney  General  for  the  State  of  New  York  Medicaid  and  Fraud  Control  Unit  pursuant  to  what  the government attorneys advised was a joint investigation. MedImmune has cooperated with these inquiries.

In March 2017, MedImmune was served with a lawsuit filed in US District Court for the Southern District of New York  by  the  Attorney  General  for  the  State  of  New  York  alleging  that  MedImmune  inappropriately  provided assistance to a single specialty care pharmacy. In September 2018, the US District Court in New York denied MedImmune’s motion to dismiss the lawsuit brought by the Attorney General for the State of New York.  This matter has been resolved and is now concluded.

In June 2017, MedImmune was served with a lawsuit in US District Court for the Southern District of New York by a relator under the qui tam (whistleblower) provisions of the federal and certain state False Claims Acts. The lawsuit  was  originally  filed  under  seal  in  April  2009  and  alleges  that  MedImmune  made  false  claims  about Synagis.  In  November  2017,  MedImmune  was  served  with  an  amended  complaint  in  which  relator  set  forth additional false claims allegations relating to Synagis. In September 2018, the US District Court in New York dismissed the relator’s lawsuit. In January 2019, relator appealed the decision of the US District Court in New York. In March 2020, the United States Court of Appeals for the Second Circuit affirmed the US District Court’s decision dismissing the relator’s lawsuit.  This matter is now concluded.

Toprol-XL

Louisiana Attorney General Litigation

As previously disclosed, in April 2019, a Louisiana state court (State Court) granted AstraZeneca’s motion for summary judgment and dismissed a state court complaint brought by the Attorney General for the State of Louisiana (the State), which alleged that, in connection with enforcement of its patents for Toprol-XL, AstraZeneca engaged in unlawful monopolisation and unfair trade practices, causing the State government to pay increased prices for Toprol-XL, and the State appealed that ruling.  In July 2020, the Louisiana First Court of Appeals reversed the State Court’s ruling and remanded the case to the State Court.

Matters disclosed in respect of the first quarter of 2020 and to 29 April 2020

Patent litigation

Tagrisso

US patent proceedings

As disclosed in February 2020, in response to Paragraph IV notices from multiple ANDA filers, AstraZeneca filed patent-infringement lawsuits in the US District Court for the District of Delaware. In its complaint, AstraZeneca alleged that a generic version of Tagrisso, if approved and marketed, would infringe a US Orange Book-listed Tagrisso patent. No trial date has been set.

Symbicort

US patent proceedings

As previously disclosed, AstraZeneca has ANDA litigation against Mylan Pharmaceuticals Inc. (Mylan) and 3M Company (3M) in the US District Court for the Northern District of West Virginia. In the action, AstraZeneca alleges that the defendants’ generic versions of Symbicort, if approved and marketed, would infringe various AstraZeneca patents. Mylan and 3M allege that their proposed generic medicines do not infringe the asserted patents and/or that the asserted patents are invalid and/or unenforceable. The trial of the Mylan and 3M matter is scheduled for October 2020.

Movantik

US patent proceedings

In March 2020, Aether Therapeutics, Inc. filed a patent infringement lawsuit in the US District Court for the District of Delaware against AstraZeneca, Nektar Therapeutics and Daiichi Sankyo relating to Movantik.

Commercial litigation

Amplimmune

As disclosed in the US in June 2017, AstraZeneca was served with a lawsuit filed by the stockholders' agents for Amplimmune, Inc. (Amplimmune) in Delaware State Court that alleged, among other things, breaches of contractual obligations relating to a 2013 merger agreement between AstraZeneca and Amplimmune. Trial of the matter was held in February 2020 and post-trial oral argument is scheduled for June 2020.

Government investigations/proceedings

Crestor

Qui tam litigation

As previously disclosed, in the US, in January and February 2014, AstraZeneca was served with lawsuits filed in the US District Court for the District of Delaware under the qui tam provisions of the federal False Claims Act and related state statutes, alleging that AstraZeneca directed certain employees to promote Crestor off-label and provided unlawful remuneration to physicians in connection with the promotion of Crestor. The Department of Justice and all US states declined to intervene in the lawsuits. In March 2019, AstraZeneca filed a motion to dismiss the complaint. In February 2020, the District Court partially granted AstraZeneca’s motion to dismiss.

Synagis

Litigation in New York

As disclosed in the US in June 2011, MedImmune received a demand from the US Attorney’s Office for the Southern District of New York requesting certain documents related to the sales and marketing activities of Synagis. In July 2011, MedImmune received a similar court order to produce documents from the Office of the Attorney General for the State of New York Medicaid and Fraud Control Unit pursuant to what the government attorneys advised was a joint investigation. MedImmune has co-operated with these inquiries. In March 2017, MedImmune was served with a lawsuit filed in US District Court for the Southern District of New York by the Attorney General for the State of New York, alleging that MedImmune inappropriately provided assistance to a single specialty-care pharmacy. In September 2018, the US District Court in New York denied MedImmune’s motion to dismiss the lawsuit brought by the Attorney General for the State of New York.

In June 2017, MedImmune was served with a lawsuit in US District Court for the Southern District of New York by a relator under the qui tam (whistleblower) provisions of the federal and certain state False Claims Acts. The lawsuit was originally filed under seal in April 2009 and alleged that MedImmune made false claims about Synagis. In November 2017, MedImmune was served with an amended complaint in which relator set forth additional false claims’ allegations relating to Synagis. In September 2018, the US District Court in New York dismissed the relator’s lawsuit. In January 2019, relator appealed the decision of the US District Court in New York. In March 2020, the United States Court of Appeals for the Second Circuit affirmed the US District Court’s decision dismissing the relator’s lawsuit.

Vermont US Attorney investigation

In April 2020, AstraZeneca received a Civil Investigative Demand from the US Attorney’s Office in Vermont and the Department of Justice, Civil Division, seeking documents and information relating to AstraZeneca’s relationships with electronic health-record vendors. AstraZeneca intends to co-operate with this enquiry.

Taxation

As previously disclosed in the Annual Report and 20-F Information 2019, AstraZeneca faces a number of audits and reviews in jurisdictions around the world and, in some cases, is in dispute with the tax authorities. The issues under discussion are often complex and can require many years to resolve. Accruals for tax contingencies require management to make key judgements with respect to the ultimate outcome of current and potential future tax audits, and actual results could vary from these estimates. The total net accrual to cover the worldwide tax exposure for transfer pricing and other international tax contingencies of $139m (December 2019: $140m) reflected the progress in those tax audits and reviews during the half and for those audits where AstraZeneca and tax authorities are in dispute, AstraZeneca estimates the potential for reasonably possible additional liabilities above and beyond the amount provided to be up to $226m, including associated interest (December 2019: $76m). However, the Company believes that it is unlikely that these additional liabilities will arise.  It is possible that some of these contingencies may reduce in the future to the extent that any tax authority challenge is concluded, or matters lapse following expiry of the relevant statutes of limitation resulting in a reduction in the tax charge in future periods.

There was no material change in the period to the other tax contingencies.